Debt, Outstanding Senior Subordinated Notes (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instruments [Abstract]
Net Cash Proceeds		$ 0	$ 547	$ 0
Senior Notes Redemption [Abstract]
Debt Retirement Charge		0	(7)	(1)
Cash payments of senior notes		$ 0	856	297
3.95% Senior Notes due 2016 [Member]
Debt Instruments [Abstract]
Redemption price as percentage of principal amount		101.475%
Senior Notes due		Nov. 15, 2016
Senior Notes Redemption [Abstract]
Redemption Date	[1]	May 20, 2016
Maturity date		Nov. 15, 2016
Redemption amount		$ 300
Principal Amount		200
Debt Retirement Charge		5
Redemption cash payments		305
Cash payments of senior notes		$ 200
1.50% Senior Notes due 2017 [Member]
Debt Instruments [Abstract]
Redemption price as percentage of principal amount		100.323%
Senior Notes Redemption [Abstract]
Redemption Date	[2]	Dec. 30, 2016
Redemption amount		$ 350
Debt Retirement Charge		2
Redemption cash payments		$ 351
5.20% Senior Notes due 2019 [Member]
Debt Instruments [Abstract]
Date of Issuance		Oct. 02, 2009
Amount Issued		$ 1,000
Discount		4
Net Cash Proceeds		$ 987
Effective Interest Rate		5.25%
Redemption at Treasury Rate		30.00%
4.75% Senior Notes due 2020 [Member]
Debt Instruments [Abstract]
Date of Issuance		May 21, 2010
Amount Issued		$ 800
Discount		3
Net Cash Proceeds		$ 790
Effective Interest Rate		4.79%
Redemption at Treasury Rate		25.00%
4.95% Senior Notes due 2021 [Member]
Debt Instruments [Abstract]
Date of Issuance		Feb. 07, 2011
Amount Issued		$ 650
Discount		4
Net Cash Proceeds		$ 639
Effective Interest Rate		5.02%
Redemption at Treasury Rate		25.00%
Senior Notes due		Nov. 15, 2020
Senior Notes Redemption [Abstract]
Maturity date		Nov. 15, 2020
3.95% Senior Notes due 2024 [Member]
Debt Instruments [Abstract]
Date of Issuance		May 28, 2014
Amount Issued		$ 650
Discount		3
Net Cash Proceeds		$ 641
Effective Interest Rate		4.02%
Redemption at Treasury Rate		20.00%
Senior Notes Redemption [Abstract]
Tender date		Dec. 22, 2015
Tender amount		$ 300
Debt Retirement Charge		1
Tender cash payments		$ 297
3.85% Senior Notes due 2026 [Member]
Debt Instruments [Abstract]
Date of Issuance		Dec. 05, 2016
Amount Issued		$ 550
Discount		3
Net Cash Proceeds		$ 542
Effective Interest Rate		3.91%
Redemption at Treasury Rate		25.00%
L3 Technologies [Member]
Debt Instruments [Abstract]
Discount		$ 7	8
Net Cash Proceeds			547
Redemption price as percentage of principal amount		101.00%
Senior Notes Redemption [Abstract]
Principal Amount		$ 3,350	3,350
Debt Retirement Charge			(7)	(1)
Cash payments of senior notes			$ 856	$ 297
L3 Technologies [Member] | Minimum [Member]
Debt Instruments [Abstract]
Redemption price as percentage of principal amount		100.00%
L3 Technologies [Member] | 3.95% Senior Notes due 2016 [Member]
Debt Instruments [Abstract]
Interest rate on senior notes		3.95%
L3 Technologies [Member] | 1.50% Senior Notes due 2017 [Member]
Debt Instruments [Abstract]
Interest rate on senior notes		1.50%
L3 Technologies [Member] | 5.20% Senior Notes due 2019 [Member]
Debt Instruments [Abstract]
Interest rate on senior notes		5.20%
L3 Technologies [Member] | 4.75% Senior Notes due 2020 [Member]
Debt Instruments [Abstract]
Interest rate on senior notes		4.75%
L3 Technologies [Member] | 4.95% Senior Notes due 2021 [Member]
Debt Instruments [Abstract]
Interest rate on senior notes		4.95%
L3 Technologies [Member] | 3.95% Senior Notes due 2024 [Member]
Debt Instruments [Abstract]
Interest rate on senior notes		3.95%
L3 Technologies [Member] | 3.95% Senior Notes due 2024 [Member] | Minimum [Member]
Debt Instruments [Abstract]
Senior Notes due		Feb. 28, 2024
Senior Notes Redemption [Abstract]
Maturity date		Feb. 28, 2024
L3 Technologies [Member] | 3.85% Senior Notes due 2026 [Member]
Debt Instruments [Abstract]
Interest rate on senior notes		3.85%
L3 Technologies [Member] | 3.85% Senior Notes due 2026 [Member] | Minimum [Member]
Debt Instruments [Abstract]
Senior Notes due		Sep. 15, 2026
Senior Notes Redemption [Abstract]
Maturity date		Sep. 15, 2026

[1]	The 3.95% Senior Notes due 2016 were redeemed at a price equal to 101.475% of the principal amount thereof, plus accrued and unpaid interest. Interest ceased to accrue on and after May 20, 2016, and the only remaining right of holders of such Notes was to receive payment of the redemption price and accrued interest.
[2]	The 1.50% Senior Notes due 2017 were redeemed at a price equal to 100.323% of the principal amount thereof, plus accrued and unpaid interest to the redemption date. Interest ceased to accrue on and after the redemption date.